CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Total	Series Seed 0 - 10 [Member]	Series A Convertible Preferred Stock	Series A-1 [Member]	Series A-2 [Member]	IPO [Member]	Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock	Common Stock [Member] IPO [Member]	Additional Paid In Capital	Additional Paid In Capital IPO [Member]	Accumulated Other Comprehensive (Income) Loss	Accumulated Deficit
Beginning balance, shares at Dec. 31, 2020		9,939
Beginning balance at Dec. 31, 2020		$ 2,986,000
Beginning balance at Dec. 31, 2020	$ (16,411,000)							$ 1,000			$ 8,041,000		$ 20,000	$ (24,473,000)
Beginning balance, shares at Dec. 31, 2020								40,474	14,973
Issuance of stock	4,100,000										4,100,000
Issuance of stock, shares								14,906
Issuance of Series A-2 preferred stock upon conversion of convertible notes, shares		13,405
Issuance of Series A-2 preferred stock upon conversion of convertible notes		$ 1,933,000
Issuance of Class B common stock upon exercise of stock options	35,000										35,000
Issuance of Class B common stock upon exercise of stock options, shares									1,999
Issuance of promissory notes in exchange for stock options	106,000										106,000
Issuance of Class A common stock upon exercise of warrants	6,994,000							$ 2,000			6,992,000
Issuance of Class A common stock upon exercise of warrants, shares								125,982
Issuance of Class B common stock upon exercise of warrants	237,000										237,000
Issuance of Class B common stock upon exercise of warrants, shares									879
Issuance of Class B common stock upon conversion of SAFEs	5,667,000										5,667,000
Issuance of Class B common stock upon conversion of SAFEs, shares									13,852
Issuance of Series Seed-2-10 preferred stock upon conversion of SAFEs		$ 2,655,000
Issuance of Series Seed-2-10 preferred stock upon conversion of SAFEs, shares		19,519
Issuance of Series Seed-2 preferred stock upon conversion of SAFE, shares		1,666
Issuance of Series Seed-3 preferred stock upon conversion of SAFE, shares		248
Issuance of Series Seed-4 preferred stock upon conversion of SAFE, shares		140
Issuance of Series Seed-5 preferred stock upon conversion of SAFEs, shares		3,414
Issuance of Series Seed-6 preferred stock upon conversion of SAFEs, shares		815
Issuance of Series Seed-7 preferred stock upon conversion of SAFEs, shares		1,716
Issuance of Series Seed-8 preferred stock upon conversion of SAFEs, shares		4,410
Issuance of Series Seed-9 preferred stock upon conversion of SAFEs, shares		4,939
Issuance of Series Seed-10 preferred stock upon conversion of SAFEs, shares		2,171
Issuance of Series Seed-9 preferred stock, shares		136
Issuance of Series Seed-9 preferred stock		$ 20,000
Issuance of Series A preferred stock net of issuance costs			$ 12,113,000
Issuance of Series A preferred stock net of issuance costs, shares			62,127
Issuance of Series A preferred stock upon conversion of convertible notes			$ 7,422,000
Issuance of Series A preferred stock upon conversion of convertible notes, shares			24,576
Issuance of Series A-1 preferred stock upon conversion of convertible notes, shares				10,208
Issuance of Series A-1 preferred stock upon conversion of convertible notes				$ 2,604,000
Issuance of Series Seed-9 preferred stock	94,000										94,000
Issuance of Series A preferred stock net of issuance costs	11,370,000										11,370,000
Stock-based compensation	1,164,000										1,164,000
Foreign currency translation (loss) gain	179,000												(179,000)
Net loss	$ (32,840,000)													(32,840,000)
Ending balance, shares at Dec. 31, 2021	139,910	42,999	86,703	10,208
Endng balance at Dec. 31, 2021		$ 7,594,000	$ 19,535,000	$ 2,604,000
Ending balance at Dec. 31, 2021	$ (19,663,000)							$ 3,000			37,806,000		(159,000)	(57,313,000)
Ending balance, shares at Dec. 31, 2021								181,362	31,703
Issuance of stock	2,063,000							$ 3,000			2,060,000
Issuance of stock, shares								267,384
Issuance of Series A-2 preferred stock upon conversion of convertible notes, shares					124,313
Issuance of Series A-2 preferred stock upon conversion of convertible notes					$ 5,926,000
Issuance of Series A-2 preferred stock, net of issuance costs, shares					631,292
Issuance of Series A-2 preferred stock, net of issuance costs					$ 30,028,000
Issuance of Class B common stock upon exercise of stock options	8,000										8,000
Issuance of Class B common stock upon exercise of stock options, shares									501
Stock-based compensation	97,000										97,000
Foreign currency translation (loss) gain	167,000												167,000
Net loss	(12,691,000)													(12,691,000)
Ending balance, shares at Mar. 31, 2022		42,999	86,703	10,208	755,605
Endng balance at Mar. 31, 2022		$ 7,594,000	$ 19,535,000	$ 2,604,000	$ 35,954,000
Ending balance at Mar. 31, 2022	$ (30,019,000)							$ 6,000			39,971,000		8,000	(70,004,000)
Ending balance, shares at Mar. 31, 2022								448,746	32,204
Beginning balance, shares at Dec. 31, 2021	139,910	42,999	86,703	10,208
Beginning balance at Dec. 31, 2021		$ 7,594,000	$ 19,535,000	$ 2,604,000
Beginning balance at Dec. 31, 2021	$ (19,663,000)							$ 3,000			37,806,000		(159,000)	(57,313,000)
Beginning balance, shares at Dec. 31, 2021								181,362	31,703
Foreign currency translation (loss) gain	931,000
Ending balance, shares at Sep. 30, 2022		42,999	86,703	10,208	755,606
Endng balance at Sep. 30, 2022		$ 7,594,000	$ 19,535,000	$ 2,604,000	$ 35,923,000
Ending balance at Sep. 30, 2022	$ (52,122,000)							$ 3,000			43,830,000		772,000	(96,728,000)
Ending balance, shares at Sep. 30, 2022								448,754	32,261
Beginning balance, shares at Dec. 31, 2021	139,910	42,999	86,703	10,208
Beginning balance at Dec. 31, 2021		$ 7,594,000	$ 19,535,000	$ 2,604,000
Beginning balance at Dec. 31, 2021	$ (19,663,000)							$ 3,000			37,806,000		(159,000)	(57,313,000)
Beginning balance, shares at Dec. 31, 2021								181,362	31,703
Issuance of stock	2,626,000							$ 1,000			2,625,000
Issuance of stock, shares								1,339,821
Issuance of Series A-2 preferred stock upon conversion of convertible notes, shares					124,313
Issuance of Series A-2 preferred stock upon conversion of convertible notes					$ 5,926,000
Issuance of Series A-2 preferred stock, net of issuance costs, shares					631,292
Issuance of Series A-2 preferred stock, net of issuance costs					$ 29,996,000
Issuance of Class B common stock upon exercise of stock options	$ 3,000										$ 3,000
Issuance of Class B common stock upon exercise of stock options, shares									2,521
Issuance of Class A common stock upon conversion of Series A preferred stock			$ (86,703,000)					$ 86,703,000
Issuance of Class A common stock upon conversion of Series A preferred stock, shares	19,535		(19,535)								19,535
Issuance of Class A common stock upon conversion of Series A-1 preferred stock				$ (10,208,000)				$ 10,208,000
Issuance of Class A common stock upon conversion of Series A-1 preferred stock, shares	2,604			(2,604)							2,604
Issuance of Class A common stock upon conversion of Series A-2 preferred stock	$ 35,922,000				$ (35,922,000)						$ 35,922,000
Issuance of Class A common stock upon conversion of Series A-2 preferred stock, shares					(755,605)			755,605
Issuance of Class A common stock upon conversion of Series Seed preferred stock	2,267,000	$ (2,267,000)									2,267,000
Issuance of Class A common stock upon conversion of Series Seed preferred stock, shares		(7,546)						7,546
Issuance of Class A common stock upon conversion of Series Seed-2 preferred stock	160,000	$ (160,000)									160,000
Issuance of Class A common stock upon conversion of Series Seed-2 preferred stock, shares		(1,666)						1,666
Issuance of Class A common stock upon conversion of Series Seed-1 preferred stock	719,000	$ (719,000)									719,000
Issuance of Class A common stock upon conversion of Series Seed-1 preferred stock, shares		(2,393)						2,393
Issuance of Class A common stock upon conversion of Series Seed-3 preferred stock	25,000	$ (25,000)									25,000
Issuance of Class A common stock upon conversion of Series Seed-3 preferred stock, shares		(248)						248
Issuance of Class A common stock upon conversion of Series Seed-4 preferred stock	15,000	$ (15,000)									15,000
Issuance of Class A common stock upon conversion of Series Seed-4 preferred stock, shares		(140)						140
Issuance of Class A common stock upon conversion of Series Seed-5 preferred stock	425,000	$ (425,000)									425,000
Issuance of Class A common stock upon conversion of Series Seed-5 preferred stock, shares		(3,414)						3,414
Issuance of Class A common stock upon conversion of Series Seed-6 preferred stock	104,000	$ (104,000)									104,000
Issuance of Class A common stock upon conversion of Series Seed-6 preferred stock, shares		(815)						815
Issuance of Class A common stock upon conversion of Series Seed-7 preferred stock	235,000	$ (235,000)									235,000
Issuance of Class A common stock upon conversion of Series Seed-7 preferred stock, shares		(1,716)						1,716
Issuance of Class A common stock upon conversion of Series Seed-8 preferred stock	659,000	$ (659,000)									659,000
Issuance of Class A common stock upon conversion of Series Seed-8 preferred stock, shares		(4,410)						4,410
Issuance of Class A common stock upon conversion of Series Seed-9 preferred stock	2,664,000	$ (2,664,000)									2,664,000
Issuance of Class A common stock upon conversion of Series Seed-9 preferred stock, shares		(18,481)						18,481
Issuance of Class A common stock upon conversion of Series Seed-10 preferred stock	321,000	$ (321,000)									321,000
Issuance of Class A common stock upon conversion of Series Seed-10 preferred stock, shares		(2,170)						2,170
Stock-based compensation	6,347,000										6,347,000
Foreign currency translation (loss) gain	524,000												524,000
Net loss	$ (58,225,000)													(58,225,000)
Ending balance, shares at Dec. 31, 2022	0
Endng balance at Dec. 31, 2022	$ 0
Ending balance at Dec. 31, 2022	(2,733,000)							$ 4,000			112,436,000		365,000	(115,538,000)
Ending balance, shares at Dec. 31, 2022								2,416,698	34,224
Beginning balance, shares at Mar. 31, 2022		42,999	86,703	10,208	755,605
Beginning balance at Mar. 31, 2022		$ 7,594,000	$ 19,535,000	$ 2,604,000	$ 35,954,000
Beginning balance at Mar. 31, 2022	(30,019,000)							$ 6,000			39,971,000		8,000	(70,004,000)
Beginning balance, shares at Mar. 31, 2022								448,746	32,204
Issuance of Series A-2 preferred stock, net of issuance costs					$ (27,000)
Issuance of Class B common stock upon exercise of stock options	2,000										2,000
Stock-based compensation	100,000										100,000
Foreign currency translation (loss) gain	323,000												323,000
Net loss	(11,970,000)													(11,970,000)
Ending balance, shares at Jun. 30, 2022		42,999	86,703	10,208	755,605
Endng balance at Jun. 30, 2022		$ 7,594,000	$ 19,535,000	$ 2,604,000	$ 35,927,000
Ending balance at Jun. 30, 2022	(41,564,000)							$ 6,000			40,073,000		331,000	(81,974,000)
Ending balance, shares at Jun. 30, 2022								448,746	32,204
Issuance of stock	(3,000)							$ (3,000)
Issuance of stock, shares								8
Issuance of Series A-2 preferred stock, net of issuance costs, shares					1
Issuance of Series A-2 preferred stock, net of issuance costs					$ (4,000)
Issuance of Class B common stock upon exercise of stock options	3,000										3,000
Issuance of Class B common stock upon exercise of stock options, shares									57
Stock-based compensation	3,754,000										3,754,000
Foreign currency translation (loss) gain	441,000												441,000
Net loss	(14,754,000)													(14,754,000)
Ending balance, shares at Sep. 30, 2022		42,999	86,703	10,208	755,606
Endng balance at Sep. 30, 2022		$ 7,594,000	$ 19,535,000	$ 2,604,000	$ 35,923,000
Ending balance at Sep. 30, 2022	$ (52,122,000)							$ 3,000			43,830,000		772,000	(96,728,000)
Ending balance, shares at Sep. 30, 2022								448,754	32,261
Beginning balance, shares at Dec. 31, 2022	0
Beginning balance at Dec. 31, 2022	$ 0
Beginning balance at Dec. 31, 2022	(2,733,000)							$ 4,000			112,436,000		365,000	(115,538,000)
Beginning balance, shares at Dec. 31, 2022								2,416,698	34,224
Issuance of stock	4,452,000						$ 3,000				4,449,000
Issuance of stock, shares							8,676,924
Issuance of Common stock upon conversion of Common Stock	0						$ 4,000	$ (4,000)
Issuance of Common stock upon conversion of Common Stock, shares							2,416,698	(2,416,698)
Issuance of Class B common stock upon exercise of stock options	14,000										14,000
Issuance of Class B common stock upon exercise of stock options, shares									646,433
Common stock converted, shares							680,657		(680,657)
Net exercise of options	323,000										323,000
Stock-based compensation	15,057,000										15,057,000
Foreign currency translation (loss) gain	(115,000)												(115,000)
Net loss	(15,961,000)													(15,961,000)
Ending balance at Mar. 31, 2023	$ 1,037,000						$ 7,000				132,279,000		250,000	(131,499,000)
Ending balance, shares at Mar. 31, 2023							11,774,279
Beginning balance, shares at Dec. 31, 2022	0
Beginning balance at Dec. 31, 2022	$ 0
Beginning balance at Dec. 31, 2022	(2,733,000)							$ 4,000			112,436,000		365,000	(115,538,000)
Beginning balance, shares at Dec. 31, 2022								2,416,698	34,224
Foreign currency translation (loss) gain	(79,000)
Ending balance at Sep. 30, 2023	(274,000)						$ 7,000				154,942,000		286,000	(155,509,000)
Ending balance, shares at Sep. 30, 2023							14,178,514
Beginning balance at Mar. 31, 2023	1,037,000						$ 7,000				132,279,000		250,000	(131,499,000)
Beginning balance, shares at Mar. 31, 2023							11,774,279
Issuance of stock						$ 10,820,000						$ 10,820,000
Initial public offering costs						$ (4,607,000)						$ (4,607,000)
Issuance of stock, shares										1,500,000
Issuance of common stock upon conversion of convertible notes, shares							565,144
Issuance of Common stock upon conversion of convertible notes	4,521,000										4,521,000
Exercise of stock warrants (in shares)							339,091
Exercise of stock warrants	2,468,000										2,468,000
Stock-based compensation	4,510,000										4,510,000
Foreign currency translation (loss) gain	(136,000)												(136,000)
Net loss	(13,602,000)													(13,602,000)
Ending balance at Jun. 30, 2023	5,011,000						$ 7,000				149,991,000		114,000	(145,101,000)
Ending balance, shares at Jun. 30, 2023							14,178,514
Stock-based compensation	4,951,000										4,951,000
Foreign currency translation (loss) gain	172,000												172,000
Net loss	(10,408,000)													(10,408,000)
Ending balance at Sep. 30, 2023	$ (274,000)						$ 7,000				$ 154,942,000		$ 286,000	$ (155,509,000)
Ending balance, shares at Sep. 30, 2023							14,178,514